Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 6, 2025, (Accession Number 0001104659-25-021345). The purpose of this amendment is to update the Tailored Shareholder Report for each of the ProFund VP Materials and ProFund VP Technology. ProFund VP Materials "Total Return Based on a $10,000 Investment Graph" and "Average Annual Total Return" table has been amended to include disclosures for the S&P Materials Select Sector Index. ProFund VP Technology's "Total Return Based on a $10,000 Investment Graph" has been amended to reflect the Fund's ending account value of a $10,000 investment and a restated line chart of the Fund's performance comparing the initial and subsequent account value of the most recent 10 fiscal years.
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000011076
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Investor
Trading Symbol	MPIXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/mutual-funds/government-money-market
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.31%	1.91%	1.17%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 193,823,820
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$193,823,820
Number of Holdings	1

C000011077
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Service
Trading Symbol	MPSXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/mutual-funds/government-money-market
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$201	1.98%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.98%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.28%	1.40%	0.75%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 193,823,820
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$193,823,820
Number of Holdings	1

C000226848
Shareholder Report [Line Items]
Fund Name	ProFund Access VP High Yield
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.31%	1.60%	3.30%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Markit iBoxx $ Liquid High Yield Index	7.95%	3.53%	4.58%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 14,510,741
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 115,319
InvestmentCompanyPortfolioTurnover	1298.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,510,741
Number of Holdings*	6
Net Investment Advisory Fees	$115,319
Portfolio Turnover	1298%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011079
Shareholder Report [Line Items]
Fund Name	ProFund VP Asia 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$178	1.68%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.56%	-0.58%	1.93%
ProFunds Asia 30 Index®	9.44%	-1.03%	1.58%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 16,220,142
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 96,345
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,220,142
Number of Holdings*	30
Net Investment Advisory Fees	$96,345
Portfolio Turnover	141%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
HDFC Bank, Ltd.	6.1%
Alibaba Group Holding, Ltd.	5.8%
BHP Group, Ltd.	5.2%
ICICI Bank, Ltd.	4.8%

C000011091
Shareholder Report [Line Items]
Fund Name	ProFund VP Banks
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$187	1.68%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.24%	4.21%	7.13%
S&P Banks Select Industry Index	24.20%	6.55%	7.99%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 4,813,346
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 30,791
InvestmentCompanyPortfolioTurnover	262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,813,346
Number of Holdings*	102
Net Investment Advisory Fees	$30,791
Portfolio Turnover	262%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
First Citizens BancShares, Inc. - Class A	1.2%
Mr. Cooper Group, Inc.	1.2%
Equitable Holdings, Inc.	1.2%
Corebridge Financial, Inc	1.2%
JPMorgan Chase & Co.	1.2%

C000011086
Shareholder Report [Line Items]
Fund Name	ProFund VP Bear
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$156	1.68%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-13.71%	-13.65%	-12.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 1,478,127
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13,283
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,478,127
Number of Holdings*	6
Net Investment Advisory Fees	$13,283
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011092
Shareholder Report [Line Items]
Fund Name	ProFund VP Biotechnology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$166	1.66%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.66%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.15%	6.27%	4.65%
S&P Biotechnology Select Industry Index	1.18%	-0.89%	3.98%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 36,132,279
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 323,956
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,132,279
Number of Holdings*	143
Net Investment Advisory Fees	$323,956
Portfolio Turnover	134%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Neurocrine Biosciences, Inc.	2.5%
AbbVie, Inc.	2.4%
Gilead Sciences, Inc.	2.4%
BioMarin Pharmaceutical, Inc.	2.4%
United Therapeutics Corp.	2.3%

C000011088
Shareholder Report [Line Items]
Fund Name	ProFund VP Bull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$187	1.68%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.49%	12.27%	10.89%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 59,023,357
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 434,223
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,023,357
Number of Holdings*	510
Net Investment Advisory Fees	$434,223
Portfolio Turnover	64%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.4%
NVIDIA Corp.	5.6%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. - Class A	2.2%

C000011107
Shareholder Report [Line Items]
Fund Name	ProFund VP Communication Services
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$195	1.68%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	32.64%	10.97%	7.08%
S&P Communication Services Select Sector Index	34.79%	13.64%	13.57%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 12,747,913
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 73,336
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,747,913
Number of Holdings*	28
Net Investment Advisory Fees	$73,336
Portfolio Turnover	119%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	18.3%
Alphabet, Inc. - Class A	10.5%
Alphabet, Inc. - Class C	8.6%
Netflix, Inc.	6.7%
The Walt Disney Co.	4.5%

C000011094
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Discretionary
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.44%	9.74%	9.93%
S&P Consumer Discretionary Select Sector Index	26.62%	13.40%	13.43%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 26,345,630
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 160,369
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,345,630
Number of Holdings*	56
Net Investment Advisory Fees	$160,369
Portfolio Turnover	53%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	20.6%
Tesla, Inc.	17.9%
The Home Depot, Inc.	6.1%
McDonald's Corp.	4.6%
Booking Holdings, Inc.	4.4%

C000011095
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Staples
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.36%	6.25%	6.12%
S&P Consumer Staples Select Sector Index	12.34%	7.44%	7.91%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 9,909,293
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 76,583
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,909,293
Number of Holdings*	44
Net Investment Advisory Fees	$76,583
Portfolio Turnover	327%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	9.8%
The Procter & Gamble Co.	9.5%
Walmart, Inc.	9.4%
The Coca-Cola Co.	5.8%
PepsiCo, Inc.	5.0%

C000032805
Shareholder Report [Line Items]
Fund Name	ProFund VP Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$172	1.62%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.62%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.15%	7.93%	8.58%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 380,192
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,815
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$380,192
Number of Holdings*	6
Net Investment Advisory Fees	$2,815
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024086
Shareholder Report [Line Items]
Fund Name	ProFund VP Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$175	1.68%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	7.85%	1.61%	3.37%
S&P® Emerging 50 ADR Index (USD)	9.67%	3.24%	4.96%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 18,567,834
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 138,469
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,567,834
Number of Holdings*	56
Net Investment Advisory Fees	$138,469
Portfolio Turnover	230%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	20.4%
Alibaba Group Holding, Ltd.	11.0%
HDFC Bank, Ltd.	7.8%
Infosys, Ltd.	5.1%
ICICI Bank, Ltd.	4.3%

C000011096
Shareholder Report [Line Items]
Fund Name	ProFund VP Energy
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.77%	9.94%	2.51%
S&P Energy Select Sector Index	5.72%	12.14%	4.91%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 36,514,073
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 313,521
InvestmentCompanyPortfolioTurnover	291.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,514,073
Number of Holdings*	28
Net Investment Advisory Fees	$313,521
Portfolio Turnover	291%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	15.2%
ConocoPhillips	8.1%
The Williams Cos., Inc.	4.6%
EOG Resources, Inc.	4.5%

C000011080
Shareholder Report [Line Items]
Fund Name	ProFund VP Europe 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.35%	5.03%	4.05%
ProFunds Europe 30 Index®	2.22%	3.77%	2.30%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 11,046,840
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 95,226
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,046,840
Number of Holdings*	30
Net Investment Advisory Fees	$95,226
Portfolio Turnover	116%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.1%
HSBC Holdings PLC	5.1%
Novo Nordisk A/S	4.7%
ARM Holdings PLC	4.1%
Sanofi S.A.	4.1%

C000012425
Shareholder Report [Line Items]
Fund Name	ProFund VP Falling U.S. Dollar
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$164	1.68%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.12%	-2.94%	-3.17%
ICE® U.S. Dollar Index	7.07%	2.39%	1.86%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

* After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 437,632
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$437,632
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011097
Shareholder Report [Line Items]
Fund Name	ProFund VP Financials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$192	1.68%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	28.45%	9.67%	9.53%
S&P Financial Select Sector Index	30.56%	11.70%	11.43%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 34,979,333
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 222,554
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,979,333
Number of Holdings*	80
Net Investment Advisory Fees	$222,554
Portfolio Turnover	21%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	12.1%
JPMorgan Chase & Co.	9.8%
Visa, Inc. - Class A	7.9%
MasterCard, Inc. - Class A	6.3%
Bank of America Corp.	4.3%

C000011112
Shareholder Report [Line Items]
Fund Name	ProFund VP Government Money Market
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.31%	1.89%	1.07%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 31,003,697
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 158,617
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,003,697
Number of Holdings*	10
Net Investment Advisory Fees	$158,617

C000011098
Shareholder Report [Line Items]
Fund Name	ProFund VP Health Care
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$169	1.68%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.82%	5.85%	7.27%
S&P Health Care Select Sector Index	2.58%	7.99%	9.14%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 32,519,324
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 270,932
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,519,324
Number of Holdings*	67
Net Investment Advisory Fees	$270,932
Portfolio Turnover	41%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	12.0%
UnitedHealth Group, Inc.	9.2%
Johnson & Johnson	6.8%
AbbVie, Inc.	6.2%
Merck & Co., Inc.	4.9%

C000011100
Shareholder Report [Line Items]
Fund Name	ProFund VP Industrials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$181	1.68%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	15.47%	9.02%	9.31%
S&P Industrials Select Sector Index	17.47%	12.03%	10.99%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 16,657,765
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 119,108
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,657,765
Number of Holdings*	78
Net Investment Advisory Fees	$119,108
Portfolio Turnover	59%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	4.4%
Caterpillar, Inc.	4.3%
Raytheon Technologies Corp.	3.8%
Honeywell International, Inc.	3.6%
Union Pacific Corp.	3.4%

C000024087
Shareholder Report [Line Items]
Fund Name	ProFund VP International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$169	1.68%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.88%	2.14%	2.66%
MSCI EAFE Index	3.82%	4.73%	5.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,010,911
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 80,030
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,010,911
Number of Holdings*	6
Net Investment Advisory Fees	$80,030
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011101
Shareholder Report [Line Items]
Fund Name	ProFund VP Internet
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$192	1.68%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.34%	10.64%	13.50%
Dow Jones Internet Composite℠ Index	31.12%	12.41%	15.40%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 13,820,805
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 91,099
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,820,805
Number of Holdings*	41
Net Investment Advisory Fees	$91,099
Portfolio Turnover	76%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	9.9%
Meta Platforms, Inc. - Class A	9.6%
Netflix, Inc.	8.0%
Salesforce, Inc.	6.8%
Alphabet, Inc. - Class A	5.6%

C000011081
Shareholder Report [Line Items]
Fund Name	ProFund VP Japan
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$186	1.68%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.22%	12.27%	9.06%
Nikkei 225 Stock Average-USD	8.73%	5.17%	7.74%
Nikkei 225 Stock Average - Yen	21.33%	13.18%	10.74%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,360,685
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 98,395
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,360,685
Number of Holdings*	6
Net Investment Advisory Fees	$98,395
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011114
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$197	1.68%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	33.78%	15.07%	13.29%
S&P 500® Growth Index	36.04%	17.09%	15.29%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 34,126,776
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 197,691
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,126,776
Number of Holdings*	215
Net Investment Advisory Fees	$197,691
Portfolio Turnover	163%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	12.8%
Apple, Inc.	6.8%
Microsoft Corp.	6.3%
Meta Platforms, Inc. - Class A	5.0%
Amazon.com, Inc.	4.6%

C000011113
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.42%	8.71%	8.18%
S&P 500® Value Index	12.29%	10.49%	10.01%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 16,967,501
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 114,174
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,967,501
Number of Holdings*	409
Net Investment Advisory Fees	$114,174
Portfolio Turnover	91%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	2.0%
UnitedHealth Group, Inc.	1.9%

C000011093
Shareholder Report [Line Items]
Fund Name	ProFund VP Materials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$167	1.68%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-1.55%	8.03%	5.99%
S&P Materials Select Sector Index	0.21%	8.70%	7.87%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 12,689,133
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 101,582
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,689,133
Number of Holdings*	34
Net Investment Advisory Fees	$101,582
Portfolio Turnover	48%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
New Linde PLC	20.8%
The Sherwin-Williams Co.	8.2%
Air Products & Chemicals, Inc.	6.7%
Ecolab, Inc.	6.2%
Freeport-McMoRan, Inc.	5.7%

C000012418
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$177	1.68%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.14%	7.82%	7.22%
S&P MidCap 400®	13.93%	10.34%	9.68%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,195,325
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 79,720
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,195,325
Number of Holdings*	6
Net Investment Advisory Fees	$79,720
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011116
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$180	1.68%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	13.89%	8.19%	8.06%
S&P MidCap 400® Growth Index	15.95%	10.01%	9.87%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 13,033,009
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 94,684
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,033,009
Number of Holdings*	243
Net Investment Advisory Fees	$94,684
Portfolio Turnover	164%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	1.6%
EMCOR Group, Inc.	1.4%
Interactive Brokers Group, Inc. - Class A	1.3%
Pure Storage, Inc. - Class A	1.3%
DocuSign, Inc.	1.2%

C000011115
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.85%	8.45%	7.37%
S&P MidCap 400® Value Index	11.71%	10.21%	9.13%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,450,735
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 70,767
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,450,735
Number of Holdings*	305
Net Investment Advisory Fees	$70,767
Portfolio Turnover	144%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Expand Energy Corp.	1.5%
US Foods Holding Corp.	1.1%
Flex Ltd.	1.1%
Fidelity National Financial, Inc.	1.0%
Reliance Steel & Aluminum Co.	1.0%

C000011110
Shareholder Report [Line Items]
Fund Name	ProFund VP Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	23.43%	17.66%	16.13%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 179,029,102
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,111,597
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,029,102
Number of Holdings*	107
Net Investment Advisory Fees	$1,111,597
Portfolio Turnover	8%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.8%
NVIDIA Corp.	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.2%

C000011102
Shareholder Report [Line Items]
Fund Name	ProFund VP Pharmaceuticals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.41%	2.79%	3.14%
S&P Pharmaceuticals Select Industry Index	4.72%	-0.16%	-0.72%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 9,374,156
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 71,920
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,374,156
Number of Holdings*	51
Net Investment Advisory Fees	$71,920
Portfolio Turnover	107%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Tarsus Pharmaceuticals, Inc.	3.8%
Pfizer, Inc.	3.8%
Jazz Pharmaceuticals PLC	3.7%
Royalty Pharma PLC - Class A	3.6%
Bristol-Myers Squibb Co.	3.6%

C000011103
Shareholder Report [Line Items]
Fund Name	ProFund VP Precious Metals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$174	1.68%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.58%	1.69%	4.23%
Dow Jones Precious Metals℠ Index	9.53%	4.39%	6.96%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 23,274,890
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 187,125
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,274,890
Number of Holdings*	6
Net Investment Advisory Fees	$187,125
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011104
Shareholder Report [Line Items]
Fund Name	ProFund VP Real Estate
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.55%	1.40%	3.92%
S&P Real Estate Select Sector Index	5.24%	4.57%	6.58%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 7,318,617
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 47,647
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,318,617
Number of Holdings*	38
Net Investment Advisory Fees	$47,647
Portfolio Turnover	82%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Prologis, Inc.	9.2%
Equinix, Inc.	8.6%
American Tower Corp. - A	8.1%
Welltower, Inc.	7.0%
Digital Realty Trust, Inc.	5.2%

C000011111
Shareholder Report [Line Items]
Fund Name	ProFund VP Rising Rates Opportunity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$182	1.66%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.66%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.00%	7.05%	-0.06%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-8.13%	-6.69%	-1.55%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
ICE U.S Treasury Core Bond Index	0.71%	-0.68%	0.82%

* After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 8,782,231
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 61,901
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,782,231
Number of Holdings*	6
Net Investment Advisory Fees	$61,901
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011105
Shareholder Report [Line Items]
Fund Name	ProFund VP Semiconductor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$227	1.68%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	70.73%	34.76%	25.95%
Dow Jones U.S. Semiconductors℠ Index	74.11%	37.10%	28.20%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 96,949,887
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 646,756
InvestmentCompanyPortfolioTurnover	323.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$96,949,887
Number of Holdings*	39
Net Investment Advisory Fees	$646,756
Portfolio Turnover	323%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	1.5%
Texas Instruments, Inc.	1.3%
QUALCOMM, Inc.	1.3%

C000033012
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$162	1.68%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.75%	-10.43%	-11.44%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 5,858
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 55
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,858
Number of Holdings*	2
Net Investment Advisory Fees	$55
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
C000024064
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$164	1.68%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.65%	-7.60%	-8.67%
S&P® Emerging 50 ADR Index (USD)	9.67%	3.24%	4.96%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 448,291
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,685
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$448,291
Number of Holdings*	6
Net Investment Advisory Fees	$3,685
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024065
Shareholder Report [Line Items]
Fund Name	ProFund VP Short International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.50%	-5.57%	-6.43%
MSCI EAFE Index	3.82%	4.73%	5.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 510,689
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,158
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$510,689
Number of Holdings*	6
Net Investment Advisory Fees	$4,158
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011087
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$162	1.68%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.55%	-12.39%	-11.30%
S&P MidCap 400®	13.93%	10.34%	9.68%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 60,650
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 535
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,650
Number of Holdings*	6
Net Investment Advisory Fees	$535
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011090
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$154	1.68%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-16.21%	-19.99%	-18.21%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 1,928,236
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 24,045
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,928,236
Number of Holdings*	6
Net Investment Advisory Fees	$24,045
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011089
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$162	1.68%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.51%	-11.57%	-10.90%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 2,274,350
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,563
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,274,350
Number of Holdings*	6
Net Investment Advisory Fees	$9,563
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011099
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.46%	5.37%	5.85%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,689,141
Holdings Count | Holding	1,976
Advisory Fees Paid, Amount	$ 62,095
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,689,141
Number of Holdings*	1,976
Net Investment Advisory Fees	$62,095
Portfolio Turnover	13%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
FTAI Aviation, Ltd.	0.4%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.2%
Credo Technology Group Holding, Ltd.	0.2%

C000011078
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$175	1.68%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	7.80%	6.41%	7.73%
S&P Small Cap 600® Growth Index	9.63%	8.24%	9.55%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 16,337,559
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 117,264
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,337,559
Number of Holdings*	344
Net Investment Advisory Fees	$117,264
Portfolio Turnover	116%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Glaukos Corp.	1.2%
Alaska Air Group, Inc.	1.2%
ATI, Inc.	1.2%
SPS Commerce, Inc.	1.0%
SPX Technologies, Inc.	1.0%

C000011117
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.87%	6.35%	6.37%
S&P Small Cap 600® Value Index	7.56%	8.10%	8.18%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 18,611,414
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 118,545
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,611,414
Number of Holdings*	466
Net Investment Advisory Fees	$118,545
Portfolio Turnover	130%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Robert Half, Inc.	1.1%
VF Corp.	1.1%
Qorvo, Inc.	1.0%
Jackson Financial, Inc. - Class A	1.0%
Mr. Cooper Group, Inc.	0.9%

C000011106
Shareholder Report [Line Items]
Fund Name	ProFund VP Technology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.80%	18.90%	18.02%
S&P Technology Select Sector Index	21.74%	21.67%	20.52%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 59,606,341
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 444,102
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,606,341
Number of Holdings*	75
Net Investment Advisory Fees	$444,102
Portfolio Turnover	41%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	15.3%
NVIDIA Corp.	13.3%
Microsoft Corp.	12.7%
Broadcom, Inc.	5.8%
Salesforce, Inc.	3.4%

C000011082
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraBull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$203	1.68%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	42.02%	18.93%	17.99%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 33,440,772
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 151,412
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,440,772
Number of Holdings*	510
Net Investment Advisory Fees	$151,412
Portfolio Turnover	79%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	4.9%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	1.7%

C000011083
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraMid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$182	1.68%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	17.02%	8.40%	10.09%
S&P MidCap 400®	13.93%	10.34%	9.68%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 10,646,182
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 71,456
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,646,182
Number of Holdings*	407
Net Investment Advisory Fees	$71,456
Portfolio Turnover	34%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.6%
Illumina, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Expand Energy Corp.	0.5%
Interactive Brokers Group, Inc. - Class A	0.5%

C000011085
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraNasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$203	1.68%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	41.41%	27.60%	27.56%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 244,549,641
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,473,380
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$244,549,641
Number of Holdings*	107
Net Investment Advisory Fees	$1,473,380
Portfolio Turnover	15%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.1%
NVIDIA Corp.	6.2%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.4%

C000032809
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$145	1.58%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.58%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-17.34%	-23.99%	-24.51%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 2,670
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 18
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,670
Number of Holdings*	1
Net Investment Advisory Fees	$18
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012429
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$139	1.68%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-33.81%	-40.95%	-36.79%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 371,713
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 11,401
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$371,713
Number of Holdings*	6
Net Investment Advisory Fees	$11,401
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011084
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraSmall-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$177	1.68%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.70%	1.84%	6.01%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 15,706,523
Holdings Count | Holding	1,977
Advisory Fees Paid, Amount	$ 87,221
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,706,523
Number of Holdings*	1,977
Net Investment Advisory Fees	$87,221
Portfolio Turnover	34%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
FTAI Aviation, Ltd.	0.4%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Credo Technology Group Holding, Ltd.	0.2%

C000011109
Shareholder Report [Line Items]
Fund Name	ProFund VP U.S. Government Plus
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$129	1.38%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.38%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-12.83%	-10.63%	-4.12%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-8.13%	-6.69%	-1.55%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
ICE U.S Treasury Core Bond Index	0.71%	-0.68%	0.82%

* After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 6,052,962
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 32,888
InvestmentCompanyPortfolioTurnover	401.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,052,962
Number of Holdings*	7
Net Investment Advisory Fees	$32,888
Portfolio Turnover	401%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011108
Shareholder Report [Line Items]
Fund Name	ProFund VP Utilities
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$186	1.68%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.68%
Average Annual Return [Table Text Block]

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	21.27%	4.49%	6.50%
S&P Utilities Select Sector Index	23.42%	6.61%	8.43%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

AssetsNet	$ 33,008,247
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 211,251
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,008,247
Number of Holdings*	37
Net Investment Advisory Fees	$211,251
Portfolio Turnover	178%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	12.5%
The Southern Co.	7.7%
Duke Energy Corp.	7.1%
Constellation Energy Corp.	5.9%
Sempra	4.7%